(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Investment Contracts with Discretionary Participating Features (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening assets	€ 0	€ 0
Opening liabilities	21,281	22,332
Net opening balance, Investment contracts	21,281	22,332
Insurance revenue	(19)	(77)
Incurred claims and expenses	6	30
Onerous contract losses (and reversals)	(1)	2
Insurance service expenses	6	32
Investment components	0	0
Insurance service result	(13)	(45)
Insurance finance (income) / expenses	(440)	2,916
Cash flows	(746)	(2,744)
Transfers to disposal groups	(20,196)	0
Net exchange differences	133	(1,177)
Net closing balance, Investment contracts	20	21,281
Closing assets	0	0
Closing liabilities	20	21,281
LFRC [member]
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening assets	0	0
Opening liabilities	21,278	22,332
Net opening balance, Investment contracts	21,278	22,332
Insurance revenue	(19)	(77)
Incurred claims and expenses	0	0
Onerous contract losses (and reversals)	0	0
Insurance service expenses	0	0
Investment components	(838)	(3,109)
Insurance service result	(857)	(3,186)
Insurance finance (income) / expenses	(440)	2,916
Cash flows	99	394
Transfers to disposal groups	(20,194)	0
Net exchange differences	133	(1,177)
Net closing balance, Investment contracts	20	21,278
Closing assets	0	0
Closing liabilities	20	21,278
LC [member]
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening assets	0	0
Opening liabilities	2	0
Net opening balance, Investment contracts	2	0
Insurance revenue	0	0
Incurred claims and expenses	0	0
Onerous contract losses (and reversals)	(1)	2
Insurance service expenses	(1)	2
Investment components	0	0
Insurance service result	(1)	2
Insurance finance (income) / expenses	0	0
Cash flows	0	0
Transfers to disposal groups	(1)	0
Net exchange differences	0	0
Net closing balance, Investment contracts	0	2
Closing assets	0	0
Closing liabilities	0	2
LFIC [member]
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening assets	0	0
Opening liabilities	1	0
Net opening balance, Investment contracts	1	0
Insurance revenue	0	0
Incurred claims and expenses	7	30
Onerous contract losses (and reversals)	0	0
Insurance service expenses	7	30
Investment components	838	3,109
Insurance service result	844	3,139
Insurance finance (income) / expenses	0	0
Cash flows	(845)	(3,138)
Transfers to disposal groups	0	0
Net exchange differences	0	0
Net closing balance, Investment contracts	0	1
Closing assets	0	0
Closing liabilities	€ 0	€ 1